DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

21. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Cash flow hedging

        The Group regularly enters into variable-to-fixed interest rate swap agreements to manage the exposure of changes in variable interest rate related to its debt obligations. The instruments qualify for cash flow hedge accounting under U.S. GAAP requirements. Each interest rate swap matches the exact maturity dates of the underlying debt allowing for highly-effective hedges. Interest rate swap contracts outstanding as of December 31, 2014 mature in 2015, 2018 and 2020.

        In aggregate the Group entered into interest rate swap agreements designated to manage the exposure of changes in variable interest rate related to 0.12% of the Group's USD- and Euro- denominated bank loans outstanding as of December 31, 2014.

        In addition to the above, the Group has also entered into several cross-currency interest rate swap agreements. These contracts hedged the risk of both interest rate and currency fluctuations and assumed periodic exchanges of both principal and interest payments from RUB-denominated amounts to USD- and Euro- denominated amounts to be exchanged at a specified rate. The rate was determined by the market spot rate upon issuance. Cross-currency interest rate swap contracts mature in 2019-2020.

        The Group entered into cross-currency interest rate swap agreements designated to manage the exposure of changes in variable interest rate and currency exchange rate for 35.1% of its USD- and Euro- denominated bank loans and Eurobonds outstanding as of December 31, 2014.

        The following table presents the fair value of the Group's derivative instruments designated as hedges in the consolidated statements of financial position December 31, 2014 and 2013.

		December 31,
	Statements of financial position location	2014	2013
Asset derivatives
Cross-currency interest rate swaps	Other non-current assets	21,936	1,825
Interest rate swaps	Other non-current assets	8	12

Total		21,944	1,837

Liability derivatives
Interest rate swaps	Other long-term liabilities	(522)	(389)
Interest rate swaps	Other payables	(2,028)	(32)

Total		(2,550)	(421)

        The following table presents the effect of the Group's derivative instruments designated as hedges in the consolidated statements of operations and comprehensive income for the years ended December 31, 2014, 2013 and 2012. The amounts presented include the ineffective portion of derivative instruments and the amounts reclassified into earnings from accumulated other comprehensive income.

		Years ended December 31,
	Location of gain / (loss) recognized	2014	2013	2012
Interest rate swaps	Interest income/(expense)	231	(184)	(429)
Including ineffective portion	Interest income/(expense)	173	(28)	(183)

Cross-currency interest rate swaps	Currency exchange and transaction gain/ (loss)	15,288	(777)	(235)

Including ineffective portion	Currency exchange and transaction gain/(loss)	(2,315)	—	—

Total		15,519	(961)	(664)

        In May 2013, the Group repaid the full amount due under the HSBC bank credit facility granted to MTS OJSC in 2004 with an original maturity in November 2013. The voluntary prepayment of principal and interest in the amount of RUB 102 million ($3.2 million) resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the credit facility.

        In May 2013, the Group repaid the full amount due under the Citibank credit facility granted to MTS OJSC in 2005 with an original maturity in May 2014. The voluntary prepayment of principal and interest in the amount of RUB 686 million ($21.8 million) resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the credit facility.

        In April 2013, the Group repaid the full amount due under the HSBC bank credit facility granted to MTS OJSC in 2004 with an original maturity in October 2013. The voluntary prepayment of principal and interest of RUB 132 million ($4.2 million) resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the credit facility.

        In March 2013, the Group repaid the full amount due under the HSBC bank credit facility granted to MTS OSJC in 2004 with an original maturity in September 2013. The voluntary prepayment of principal and interest in the amount of RUB 276 million ($8.9 million) resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the credit facility.

        After the termination of hedging relationships any amounts accumulated in other comprehensive income and associated with the prepaid debt have been reclassified into earnings, going forward those derivatives are marked to market through earnings.

        The following table presents the amount of accumulated other comprehensive loss reclassified into earnings during the years ended December 31, 2014, 2013 and 2012 due to termination of hedging relationships.

		Years ended December 31,
	Location of (loss) recognized	2014	2013	2012
Interest rate swaps	Interest expense	—	(33)	—

Total		—	(33)	—

        The following table presents the effect of the Group's interest rate swap agreements designated as hedges in accumulated other comprehensive income for the years ended December 31, 2014, 2013 and 2012.

	2014	2013	2012
Accumulated derivatives income / (loss), beginning of the year, net of tax of 293 and 4 and (60), respectively	1,467	21	(241)
Fair value adjustments on hedging derivatives, net of tax of 2,894 and 138 and (29), respectively	14,468	691	(204)
Amounts reclassified into earnings during the period, net of tax of (2,334) and 151 and 93, respectively	(11,668)	755	466

Accumulated derivatives income, end of the year, net of tax of 853 and 293 and 4, respectively	4,267	1,467	21

        As of December 31, 2014, the outstanding hedging instruments were highly effective. Approximately RUB 1,011 million of accumulated gain is expected to be reclassified into net income during the next twelve months.

        Cash inflows and outflows related to hedging instruments were included in cash flows from operating and financing activities in the consolidated statements of cash flows for the years ended December 31, 2014, 2013 and 2012.

Fair value of derivative instruments

        The Group measured assets and liabilities associated with derivative agreements at fair value Level 2 on a recurring basis. There were no assets and liabilities associated with derivative agreements measured at fair value Level 1 and Level 3 as of December 31, 2014 and 2013 (Note 2 and 22).

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements as of December 31, 2014 and 2013:

	Significant other observable inputs (Level 2) as of December 31, 2014	Significant other observable inputs (Level 2) as of December 31, 2013
Assets
Interest rate swap agreements	8	12
Cross-currency interest rate swap agreements	21,936	1,825
Liabilities
Interest rate swap agreements	(2,550)	(421)